The Growth Fund of America®
Investment portfolio
May 31, 2024
unaudited

Common stocks 96.32% Information technology 26.08%	Shares	Value (000)
Microsoft Corp.	40,607,754	$16,857,497
NVIDIA Corp.	8,682,119	9,518,468
Broadcom, Inc.	6,979,074	9,272,049
Apple, Inc.	23,723,160	4,560,777
Taiwan Semiconductor Manufacturing Co., Ltd.	113,386,000	2,861,806
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,264,306	644,081
ASML Holding NV	1,592,165	1,526,378
ASML Holding NV (ADR)	1,474,325	1,415,868
Salesforce, Inc.	11,182,695	2,621,671
Micron Technology, Inc.	15,732,994	1,966,624
Applied Materials, Inc.	8,479,153	1,823,696
Shopify, Inc., Class A, subordinate voting shares[1]	26,128,750	1,545,516
Synopsys, Inc.[1]	2,697,578	1,512,802
ServiceNow, Inc.[1]	2,077,065	1,364,486
MicroStrategy, Inc., Class A1,2	824,052	1,256,259
Cloudflare, Inc., Class A1	18,161,260	1,229,336
Motorola Solutions, Inc.	2,926,280	1,067,829
Texas Instruments, Inc.	5,466,499	1,066,022
Arista Networks, Inc.[1]	3,008,344	895,434
Dell Technologies, Inc., Class C	4,258,445	594,309
Constellation Software, Inc.	190,062	528,661
Palo Alto Networks, Inc.[1]	1,768,158	521,447
Advanced Micro Devices, Inc.[1]	2,640,987	440,781
MongoDB, Inc., Class A1	1,813,501	428,095
Intel Corp.	13,816,262	426,232
Samsung Electronics Co., Ltd.	6,875,000	368,281
Adobe, Inc.[1]	719,337	319,932
Monolithic Power Systems, Inc.	426,220	313,540
Snowflake, Inc., Class A1	2,205,092	300,289
Atlassian Corp., Class A1	1,746,352	273,933
Unity Software, Inc.[1]	14,353,965	262,247
SAP SE	1,439,426	259,359
DocuSign, Inc.[1]	4,197,069	229,748
Datadog, Inc., Class A1	2,071,890	228,281
Wolfspeed, Inc.[1,2,3]	8,808,854	226,388
RingCentral, Inc., Class A1	5,543,911	189,602
NICE, Ltd. (ADR)[1]	1,007,117	184,876
ASM International NV	242,379	170,954
First Solar, Inc.[1]	540,682	146,936
Elastic NV, non-registered shares[1]	1,385,553	144,167
ON Semiconductor Corp.[1]	1,748,881	127,738
EPAM Systems, Inc.[1]	640,236	113,917
Fair Isaac Corp.[1]	73,697	95,064
Roper Technologies, Inc.	176,427	93,993
Nutanix, Inc., Class A1	1,428,447	79,015
Accenture PLC, Class A	254,711	71,902
The Growth Fund of America — Page 1 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Flex, Ltd.[1]	2,147,581	$71,149
MKS Instruments, Inc.	546,356	69,163
Aurora Innovation, Inc., Class A1	27,485,700	65,691
GitLab, Inc., Class A1	1,074,258	50,694
HubSpot, Inc.[1]	81,417	49,750
Dynatrace, Inc.[1]	971,285	44,417
Autodesk, Inc.[1]	209,457	42,227
Trimble, Inc.[1]	539,263	30,026
Stripe, Inc., Class B1,4,5	1,153,942	30,002
Zscaler, Inc.[1]	143,382	24,369
Seagate Technology Holdings PLC	260,952	24,331
		70,648,105
Consumer discretionary 14.73%
Amazon.com, Inc.[1]	57,325,575	10,114,524
Tesla, Inc.[1]	23,522,615	4,188,907
Royal Caribbean Cruises, Ltd.[1,3]	22,618,655	3,340,323
Chipotle Mexican Grill, Inc.[1]	717,240	2,244,617
Airbnb, Inc., Class A1	11,866,030	1,719,744
DoorDash, Inc., Class A1	13,291,986	1,463,580
Flutter Entertainment PLC[1]	6,641,824	1,275,828
Booking Holdings, Inc.	303,823	1,147,342
D.R. Horton, Inc.	7,735,589	1,143,320
MercadoLibre, Inc.[1]	518,191	894,180
Tractor Supply Co.	3,133,607	893,987
LVMH Moët Hennessy-Louis Vuitton SE	1,088,632	874,818
Home Depot, Inc.	2,334,955	781,906
NVR, Inc.[1]	94,545	726,175
Floor & Decor Holdings, Inc., Class A1,3	6,157,874	719,609
Hilton Worldwide Holdings, Inc.	3,469,734	696,029
Hermès International	279,536	662,486
Burlington Stores, Inc.[1]	2,212,543	531,121
General Motors Co.	11,154,593	501,845
Coupang, Inc., Class A1	21,473,603	488,310
Wayfair, Inc., Class A1	7,666,564	456,084
Caesars Entertainment, Inc.[1,3]	12,359,626	439,508
Evolution AB	4,065,181	438,041
NIKE, Inc., Class B	4,599,470	437,180
Lennar Corp., Class A	2,152,408	345,139
Polaris, Inc.[3]	3,844,398	321,392
Mattel, Inc.[1,3]	17,482,042	311,005
lululemon athletica, Inc.[1]	919,764	286,957
Churchill Downs, Inc.	2,040,692	264,270
MGM Resorts International[1]	6,455,000	259,297
YUM! Brands, Inc.	1,713,040	235,423
Aptiv PLC[1]	2,820,000	234,793
TopBuild Corp.[1]	515,930	215,633
Amadeus IT Group SA, Class A, non-registered shares	2,608,871	185,734
Norwegian Cruise Line Holdings, Ltd.[1]	9,579,858	159,026
Toll Brothers, Inc.	1,299,194	158,034
adidas AG	534,659	134,453
Ferrari NV (EUR denominated)	297,675	122,402
Aramark	3,362,081	108,091
Skyline Champion Corp.[1]	1,467,288	102,138
YETI Holdings, Inc.[1]	1,978,499	80,604
The Growth Fund of America — Page 2 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Peloton Interactive, Inc., Class A1	18,256,859	$66,455
Service Corp. International	846,165	60,636
Darden Restaurants, Inc.	313,036	47,077
Kering SA	96,947	33,507
		39,911,530
Communication services 13.44%
Meta Platforms, Inc., Class A	31,369,947	14,644,432
Alphabet, Inc., Class C	35,849,160	6,236,320
Alphabet, Inc., Class A	35,664,406	6,152,110
Netflix, Inc.[1]	8,804,021	5,648,836
Charter Communications, Inc., Class A1	3,137,606	900,870
Tencent Holdings, Ltd.	16,665,100	773,090
Take-Two Interactive Software, Inc.[1]	3,762,507	603,356
Snap, Inc., Class A, nonvoting shares[1]	29,899,824	449,095
T-Mobile US, Inc.	1,823,710	319,076
Verizon Communications, Inc.	5,254,396	216,218
Frontier Communications Parent, Inc.[1]	7,968,994	212,453
Comcast Corp., Class A	3,408,612	136,447
Pinterest, Inc., Class A1	1,897,900	78,744
Epic Games, Inc.[1,4,5]	84,249	50,549
		36,421,596
Health care 13.14%
Eli Lilly and Co.	7,940,363	6,513,797
UnitedHealth Group, Inc.	9,089,953	4,502,890
Vertex Pharmaceuticals, Inc.[1]	8,309,152	3,783,489
Regeneron Pharmaceuticals, Inc.[1]	3,125,401	3,063,393
Thermo Fisher Scientific, Inc.	3,892,445	2,210,831
Novo Nordisk AS, Class B	10,142,720	1,371,488
Intuitive Surgical, Inc.[1]	3,130,598	1,258,876
Abbott Laboratories	11,680,698	1,193,651
Alnylam Pharmaceuticals, Inc.[1,3]	7,717,238	1,145,470
GE HealthCare Technologies, Inc.	13,613,351	1,061,841
Boston Scientific Corp.[1]	13,026,356	984,402
Danaher Corp.	3,524,419	905,071
Stryker Corp.	2,250,539	767,636
HCA Healthcare, Inc.	2,222,381	755,054
DexCom, Inc.[1]	6,011,740	714,014
Zoetis, Inc., Class A	2,667,547	452,309
Mettler-Toledo International, Inc.[1]	321,380	451,247
Molina Healthcare, Inc.[1]	1,294,307	407,163
Centene Corp.[1]	4,756,438	340,513
Amgen, Inc.	1,094,267	334,682
Moderna, Inc.[1]	2,242,486	319,666
Exact Sciences Corp.[1]	6,424,621	291,999
Insulet Corp.[1]	1,296,119	229,659
AbbVie, Inc.	1,400,368	225,795
Veeva Systems, Inc., Class A1	1,275,549	222,264
Align Technology, Inc.[1]	851,700	219,066
Sarepta Therapeutics, Inc.[1]	1,676,461	217,705
QIAGEN NV1	4,734,173	204,800
Insmed, Inc.[1]	3,355,282	184,708
Ascendis Pharma AS (ADR)[1]	1,063,909	143,734
EssilorLuxottica SA	621,968	139,156
The Growth Fund of America — Page 3 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
IQVIA Holdings, Inc.[1]	552,000	$120,938
AstraZeneca PLC	631,582	98,212
McKesson Corp.	170,365	97,038
NovoCure, Ltd.[1]	3,302,638	72,691
Verily Life Sciences, LLC[1,4,5]	673,374	70,327
Elevance Health, Inc.	126,879	68,322
Daiichi Sankyo Co., Ltd.	1,823,000	64,706
BioMarin Pharmaceutical, Inc.[1]	815,933	61,252
Humana, Inc.	142,893	51,173
Vaxcyte, Inc.[1]	703,900	49,463
CRISPR Therapeutics AG1,2	870,389	46,775
BeiGene, Ltd. (ADR)[1]	304,995	45,399
Guardant Health, Inc.[1]	1,559,981	42,276
Catalent, Inc.[1]	601,335	32,346
Revvity, Inc.	243,700	26,627
agilon health, Inc.[1]	1,639,529	10,329
Biohaven, Ltd.[1]	271,571	9,532
		35,583,775
Industrials 12.24%
General Electric Co.	30,172,909	4,982,754
TransDigm Group, Inc.[3]	2,820,044	3,787,968
Uber Technologies, Inc.[1]	42,241,218	2,727,093
Carrier Global Corp.	41,645,582	2,631,584
Boeing Co.[1]	12,468,315	2,214,497
Caterpillar, Inc.	5,542,096	1,876,110
United Rentals, Inc.	2,724,993	1,824,138
Ingersoll-Rand, Inc.	15,018,930	1,397,511
Airbus SE, non-registered shares	5,100,993	866,003
United Airlines Holdings, Inc.[1]	16,072,719	851,693
Delta Air Lines, Inc.	15,674,419	799,709
Safran SA	3,329,717	782,392
Eaton Corp. PLC	2,325,558	774,062
Republic Services, Inc.	3,970,237	735,248
XPO, Inc.[1]	5,393,546	577,002
Jacobs Solutions, Inc.	3,683,280	513,228
Ryanair Holdings PLC (ADR)	3,983,891	484,600
Ryanair Holdings PLC	315,525	6,045
HEICO Corp.	1,887,899	418,679
HEICO Corp., Class A	303,660	53,341
Old Dominion Freight Line, Inc.	2,398,703	420,373
Axon Enterprise, Inc.[1]	1,457,641	410,574
Saia, Inc.[1]	919,153	376,375
Southwest Airlines Co.	12,468,249	334,648
Dayforce, Inc.[1]	6,647,167	328,769
Union Pacific Corp.	1,244,112	289,654
Core & Main, Inc., Class A1	4,936,117	284,123
Equifax, Inc.	1,182,748	273,676
GE Vernova, Inc.[1]	1,299,297	228,546
FTAI Aviation, Ltd.	2,437,145	205,500
Quanta Services, Inc.	744,204	205,356
Copart, Inc.[1]	3,807,889	202,047
Ashtead Group PLC	2,439,569	179,637
Canadian Pacific Kansas City, Ltd.	2,140,110	169,839
TransUnion	2,028,354	145,879
The Growth Fund of America — Page 4 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Generac Holdings, Inc.[1]	942,790	$138,788
FedEx Corp.	470,123	119,393
RTX Corp.	1,046,024	112,772
APi Group Corp.[1]	2,878,565	102,592
Daikin Industries, Ltd.	560,000	81,499
Paylocity Holding Corp.[1]	522,295	74,255
Willscot Mobile Mini Holdings Corp., Class A1	1,458,399	57,505
Simpson Manufacturing Co., Inc.	342,274	56,790
Robert Half, Inc.	406,604	26,116
GFL Environmental, Inc., subordinate voting shares	437,700	13,774
Einride AB1,4,5	267,404	9,092
		33,151,229
Financials 8.42%
Mastercard, Inc., Class A	8,831,434	3,948,269
Visa, Inc., Class A	7,353,163	2,003,443
KKR & Co., Inc.	19,374,847	1,992,509
Progressive Corp.	4,973,052	1,050,209
Apollo Asset Management, Inc.	7,140,192	829,405
Blackstone, Inc.	5,967,661	719,103
Capital One Financial Corp.	5,050,113	695,047
Goldman Sachs Group, Inc.	1,474,070	672,942
Wells Fargo & Co.	11,065,023	663,016
Affirm Holdings, Inc., Class A1	20,091,812	588,087
MSCI, Inc.	1,153,667	571,273
Discover Financial Services	4,623,650	567,137
Marsh & McLennan Companies, Inc.	2,670,324	554,306
BlackRock, Inc.	711,660	549,423
American International Group, Inc.	6,720,335	529,697
Bank of America Corp.	13,171,079	526,711
Berkshire Hathaway, Inc., Class B1	1,215,489	503,699
Toast, Inc., Class A1	19,915,009	482,541
Brookfield Corp., Class A	10,688,135	464,827
Blue Owl Capital, Inc., Class A	24,790,194	445,976
UBS Group AG	12,079,690	386,464
Morgan Stanley	3,697,932	361,806
Block, Inc., Class A1	5,337,981	342,058
Ryan Specialty Holdings, Inc., Class A	5,627,421	312,491
East West Bancorp, Inc.	4,208,670	312,241
NU Holdings, Ltd. / Cayman Islands, Class A1	26,143,039	310,579
Essent Group, Ltd.[3]	5,446,751	308,831
PNC Financial Services Group, Inc.	1,750,826	275,562
Chubb, Ltd.	844,402	228,681
Ares Management Corp., Class A	1,604,907	224,960
JPMorgan Chase & Co.	1,080,856	219,014
Fiserv, Inc.[1]	1,146,877	171,756
AIA Group, Ltd.	19,275,888	149,821
Intercontinental Exchange, Inc.	1,118,500	149,767
LPL Financial Holdings, Inc.	414,469	118,625
Tradeweb Markets, Inc., Class A	1,025,594	111,800
Arch Capital Group, Ltd.[1]	1,086,485	111,506
Corebridge Financial, Inc.	3,790,400	110,566
T. Rowe Price Group, Inc.	908,955	107,102
Trupanion, Inc.[1]	1,979,054	59,114
Rocket Companies, Inc., Class A1	3,583,933	49,817
The Growth Fund of America — Page 5 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global, Inc.	87,615	$37,456
Fannie Mae[1,2]	3,620,466	5,612
		22,823,249
Energy 3.09%
EOG Resources, Inc.	12,039,946	1,499,575
Cenovus Energy, Inc. (CAD denominated)	48,082,012	1,002,245
Cenovus Energy, Inc.	18,837,206	392,191
Canadian Natural Resources, Ltd. (CAD denominated)	12,930,245	993,284
Halliburton Co.	24,956,890	915,918
Schlumberger NV	14,903,279	683,912
ConocoPhillips	5,668,604	660,279
Tourmaline Oil Corp.	10,481,572	519,945
Exxon Mobil Corp.	4,214,341	494,174
Chevron Corp.	2,559,602	415,423
Weatherford International[1]	3,380,123	406,764
Cheniere Energy, Inc.	1,800,966	284,174
New Fortress Energy, Inc., Class A2	4,505,505	114,215
		8,382,099
Materials 2.23%
Linde PLC	2,930,891	1,276,462
Freeport-McMoRan, Inc.	20,473,935	1,079,590
Celanese Corp.[3]	6,897,250	1,048,658
Sherwin-Williams Co.	1,869,119	567,838
Sika AG	1,306,820	396,052
ATI, Inc.[1]	5,994,109	367,679
Steel Dynamics, Inc.	2,733,506	365,934
Glencore PLC	38,011,292	234,349
Vulcan Materials Co.	775,000	198,222
Air Products and Chemicals, Inc.	700,000	186,690
Lundin Mining Corp.	14,110,481	162,230
Barrick Gold Corp.	7,077,141	120,948
Shin-Etsu Chemical Co., Ltd.	655,000	24,391
Albemarle Corp.	123,967	15,197
		6,044,240
Consumer staples 2.07%
Philip Morris International, Inc.	13,374,284	1,355,885
Costco Wholesale Corp.	1,172,858	949,886
Dollar Tree Stores, Inc.[1]	4,540,100	535,505
Target Corp.	2,576,368	402,326
Dollar General Corp.	2,393,116	327,642
British American Tobacco PLC	9,819,777	303,470
Keurig Dr Pepper, Inc.	8,768,906	300,335
Performance Food Group Co.[1]	3,843,642	267,517
Monster Beverage Corp.[1]	4,507,152	234,011
L’Oréal SA, non-registered shares	230,933	113,947
L’Oréal SA, bonus shares	230,933	113,947
Constellation Brands, Inc., Class A	855,373	214,040
Nestlé SA	1,418,015	150,140
Molson Coors Beverage Co., Class B, restricted voting shares	2,370,263	129,914
Celsius Holdings, Inc.[1]	1,410,552	112,816
The Growth Fund of America — Page 6 of 12

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Fever-Tree Drinks PLC[3]	7,411,255	$101,948
JUUL Labs, Inc., Class A1,4,5	433,213	462
		5,613,791
Utilities 0.79%
Constellation Energy Corp.	4,496,732	976,915
PG&E Corp.	39,718,989	736,390
AES Corp.	10,590,104	228,640
NextEra Energy, Inc.	2,031,485	162,560
Vistra Corp.	232,062	22,993
		2,127,498
Real estate 0.09%
Zillow Group, Inc., Class C, nonvoting shares[1]	2,940,238	120,403
CoStar Group, Inc.[1]	788,661	61,650
Crown Castle, Inc. REIT	379,728	38,922
American Tower Corp. REIT	99,900	19,554
		240,529
Total common stocks (cost: $117,780,237,000)		260,947,641
Preferred securities 0.38% Financials 0.21%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	49,820,138	258,068
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	32,478
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	13,480
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	3,510
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 6.288% noncumulative preferred shares[1,6]	190,000	760
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	53,399,510	261,123
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	949
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[1]	212,500	861
		571,229
Information technology 0.11%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4,5]	7,098,300	184,556
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4,5]	604,130	15,707
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4,5]	396,250	10,303
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5]	376,444	9,788
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4,5]	214,287	5,571
Chime Financial, Inc., Series G, preferred shares[1,4,5]	1,433,730	31,112
Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5]	3,800,381	25,728
PsiQuantum Corp., Series D, preferred shares[1,4,5]	613,889	20,492
		303,257
Consumer discretionary 0.05%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5]	1,164,589	91,072
Waymo, LLC, Series B-2, noncumulative preferred shares[1,4,5]	163,537	12,789
GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5]	5,205,500	23,373
		127,234
The Growth Fund of America — Page 7 of 12

unaudited
Preferred securities (continued) Industrials 0.01%	Shares	Value (000)
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,4,5,7]	576,000	$18,836
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,4,5,7]	188,983	6,180
Einride AB, Series C, preferred shares[1,4,5]	375,684	12,773
		37,789
Total preferred securities (cost: $1,154,982,000)		1,039,509
Rights & warrants 0.01% Energy 0.01%
Cenovus Energy, Inc., warrants, expire 1/1/2026[1]	1,052,802	16,862
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,4]	180,549	— [8]
Industrials 0.00%
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,4,5]	141,737	— [8]
Total rights & warrants (cost: $3,548,000)		16,862
Short-term securities 3.44% Money market investments 3.34%
Capital Group Central Cash Fund 5.36%[3,9]	90,459,181	9,047,727
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 5.36%[3,9,10]	1,734,723	173,507
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[9,10]	80,087,447	80,088
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[9,10]	13,319,081	13,319
		266,914
Total short-term securities (cost: $9,311,786,000)		9,314,641
Total investment securities 100.15% (cost: $128,250,553,000)		271,318,653
Other assets less liabilities (0.15)%		(397,490)
Net assets 100.00%		$270,921,163
The Growth Fund of America — Page 8 of 12

unaudited
Investments in affiliates3

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Common stocks 4.34%
Information technology 0.08%
Wolfspeed, Inc.[1,2]	$422,651	$—	$1,125	$(248)	$(194,890)	$226,388	$—
Consumer discretionary 1.90%
Royal Caribbean Cruises, Ltd.[1]	2,024,207	326,692	6,233	4,772	990,885	3,340,323	—
Floor & Decor Holdings, Inc., Class A1	532,171	89,533	1,595	922	98,578	719,609	—
Caesars Entertainment, Inc.[1]	1,099,391	115,086	453,655	(237,414)	(83,900)	439,508	—
Polaris, Inc.	432,362	—	1,344	89	(109,715)	321,392	5,036
Mattel, Inc.[1]	360,907	23,353	1,169	644	(72,730)	311,005	—
Norwegian Cruise Line Holdings, Ltd.[1,11]	295,756	270,313	376,584	(50,700)	20,241	—	—
						5,131,837
Health care 0.42%
Alnylam Pharmaceuticals, Inc.[1]	1,560,126	54,405	70,868	(35,823)	(362,370)	1,145,470	—
NovoCure, Ltd.[1,11]	160,270	—	54,945	(220,876)	188,242	—	—
Karuna Therapeutics, Inc.[12]	456,981	3,866	779,246	355,421	(37,022)	—	—
						1,145,470
Industrials 1.40%
TransDigm Group, Inc.	2,539,884	20,053	10,965	9,935	1,229,061	3,787,968	98,702
Robert Half, Inc.[11]	337,490	56,396	377,861	(125,921)	136,012	—	4,530
Carrier Global Corp.[11]	2,909,404	39,150	491,983	128,741	46,272	—	25,315
Chart Industries, Inc.[12]	477,436	—	391,023	(33,012)	(53,401)	—	—
						3,787,968
Financials 0.11%
Essent Group, Ltd.	274,452	—	883	142	35,120	308,831	4,412
Energy 0.00%
Weatherford International[1,11]	403,051	—	107,691	72,836	38,568	—	—
Materials 0.39%
Celanese Corp.	866,173	7,882	2,836	529	176,910	1,048,658	14,484
Consumer staples 0.04%
Fever-Tree Drinks PLC	123,685	—	377	(44)	(21,316)	101,948	1,541
Total common stocks						11,751,100
Short-term securities 3.40%
Money market investments 3.34%
Capital Group Central Cash Fund 5.36%[9]	12,077,710	17,693,335	20,724,839	600	921	9,047,727	468,836
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.36%[9,10]	61,987	111,520 [13]				173,507	— [14]
Total short-term securities						9,221,234
Total 7.74%				$(129,407)	$2,025,466	$20,972,334	$622,856
The Growth Fund of America — Page 9 of 12

unaudited
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4]	3/15/2023	$142,918	$184,556	.07%
Stripe, Inc., Class B1,4	5/6/2021-8/24/2023	45,738	30,002.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4]	8/24/2023	13,012	15,707.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4]	9/29/2023	8,909	10,303	.00 [15]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4]	3/15/2021	15,105	9,788	.00 [15]
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4]	8/24/2023	4,615	5,571	.00 [15]
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4]	5/1/2020	100,000	91,072.03
Waymo, LLC, Series B-2, noncumulative preferred shares[1,4]	6/11/2021	15,000	12,789.01
Verily Life Sciences, LLC[1,4]	12/21/2018	83,000	70,327.02
Epic Games, Inc.[1,4]	3/29/2021	74,560	50,549.02
Chime Financial, Inc., Series G, preferred shares[1,4]	8/24/2021	99,027	31,112.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,4]	12/1/2021	65,065	25,728.01
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,4,7]	10/22/2021	39,166	18,836.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,4,7]	12/14/2023	6,180	6,180	.00 [15]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,4]	12/14/2023	— [8]	— [8]	.00 [15]
GM Cruise Holdings, LLC, Series F, preferred shares[1,4]	5/7/2020	95,000	23,373.01
Einride AB, Series C, preferred shares[1,4]	11/23/2022-5/3/2024	12,773	12,773.01
Einride AB1,4	2/1/2023	9,092	9,092	.00 [15]
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	16,100	20,492.01
JUUL Labs, Inc., Class A1,4	4/8/2019	120,000	462	.00 [15]
Total		$965,260	$628,712	.23%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $290,411,000, which represented .11% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $628,712,000, which represented .23% of the net assets of the fund.

[6]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 5/31/2024.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2024. Refer to the investment portfolio for the security value at 5/31/2024.
[12]	Affiliated issuer during the reporting period but no longer held at 5/31/2024.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
[15]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
The Growth Fund of America — Page 10 of 12

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Growth Fund of America — Page 11 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$65,431,325	$5,186,778	$30,002	$70,648,105
Consumer discretionary	37,460,089	2,451,441	—	39,911,530
Communication services	35,597,957	773,090	50,549	36,421,596
Health care	33,839,886	1,673,562	70,327	35,583,775
Industrials	31,226,561	1,915,576	9,092	33,151,229
Financials	22,286,964	536,285	—	22,823,249
Energy	8,382,099	—	—	8,382,099
Materials	5,389,448	654,792	—	6,044,240
Consumer staples	4,829,877	783,452	462	5,613,791
Utilities	2,127,498	—	—	2,127,498
Real estate	240,529	—	—	240,529
Preferred securities	571,229	—	468,280	1,039,509
Rights & warrants	16,862	—	— *	16,862
Short-term securities	9,314,641	—	—	9,314,641
Total	$256,714,965	$13,974,976	$628,712	$271,318,653
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-005-0724
The Growth Fund of America — Page 12 of 12